Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
The ATI Retirement Plan
EIN: 25-1792394         Plan: 005
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
December 31, 2025

Description	Current Value
Participant loans* (4.25% to 9.50%, with maturities through 2040)	$10,209,220
Registered investment companies - Self-directed accounts	3,938,119
*Party-in-interest